Document and Entity Information	Aug. 02, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001004434
Document Type	8-K
Document Period End Date	Aug. 02, 2024
Entity Registrant Name	AFFILIATED MANAGERS GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-13459
Entity Tax Identification Number	04-3218510
Entity Address, Address Line One	777 South Flagler Drive
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(800)
Local Phone Number	345-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	AMG
Security Exchange Name	NYSE
Five Point Eight Seventy Five Junior Subordinated Notes Due 2059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Junior Subordinated Notes due 2059
Trading Symbol	MGR
Security Exchange Name	NYSE
Four Point Seventy Five Junior Subordinated Notes Due 2060 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.750% Junior Subordinated Notes due 2060
Trading Symbol	MGRB
Security Exchange Name	NYSE
Four Point Two Junior Subordinated Notes Due 2061 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.200% Junior Subordinated Notes due 2061
Trading Symbol	MGRD
Security Exchange Name	NYSE
Six Point Seventy Five Junior Subordinated Notes Due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.750% Junior Subordinated Notes due 2064
Trading Symbol	MGRE
Security Exchange Name	NYSE